Expense Example - Advisor Class - PIMCO Income Portfolio	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years
USD ($)	96	300	520	1,155	116	362	628	1,386